Share-Based Payment Arrangements - Movement in Share Options (Details)	6 Months Ended
Dec. 31, 2023 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	5,845
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	5,845
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0.90
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	1 year
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	6,965
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	6,965
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	13 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	29,012
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	(125)
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	28,887
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 50.28
Weighted average remaining contractual life (in years)	2 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	904,825
Options granted during the period (in shares)	1,386,725
Options exercised during the period (in shares)	(383,158)
Options forfeited during the period (in shares)	(13,059)
Share options outstanding at end of period (in shares)	1,895,333
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 39.76
Weighted average remaining contractual life (in years)	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	345,845
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	(79,353)
Options forfeited during the period (in shares)	(12,896)
Share options outstanding at end of period (in shares)	253,596
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 39.43
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 52.55
Weighted average remaining contractual life (in years)	0 years
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,465,971
Options granted during the period (in shares)	1,666,357
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	(120,596)
Share options outstanding at end of period (in shares)	3,011,732
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 49.30
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	6 years